INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME LOSS BEFORE PROVISION FOR INCOME TAX	Income/(loss) before provision for income taxes consisted of the following:
	Year ended December 31, 2025	Year ended December 31, 2024
United States	$(15,723,636)	$(23,753,863)

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit) is summarized as follows:

	Year ended December 31, 2025	Period from March 16, 2024 (inception) through December 31, 2024
Current
Federal	$-	$-
State*	-	-
Other	-	-
Total current tax expense	-	-

Deferred
Federal	-	-
State	-	-
Other	-	-
Total deferred tax expense	-	-

Total tax expense	$-	$-

*	Immaterial amounts

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Start-up expenses	$2,193,428	$2,469,389
Land development costs	-	-
Net operating loss	4,929,276	2,442,165
Capital loss carryforward	216,247	-
Accruals and other	113,472	696
Stock based compensation	1,245,853	1,623,724
Accrued bonuses	379,692	289,460
Bridge loan discount	-	375,240
Total deferred tax assets	9,077,968	7,200,674

Deferred tax liabilities:
Fixed assets	(967)	(495)
Total deferred tax liabilities	(967)	(495)

Valuation allowance	(9,077,001)	(7,200,179)
Net deferred taxes	$-	$-

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS

Net operating losses and tax credit carryforwards as of the Financial Statement Date December 31, 2025, are as follows:

	Amount	Expiration Years

Net operating losses, federal (Post December 31, 2017)	$22,503,903	Do Not Expire
Net operating losses, state	6,438,506	2044
Capital loss carryforward	1,029,745	2030

SCHEDULE OF EFFECTIVE TAX RATE OF COMPANY’S PROVISION (BENEFIT)

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ended December 31, 2025	Year ended December 31, 2024

Statutory rate	21.00%	21.00%
State tax	%	1.44%
SPAC exploration expenses	-%	-
SAFE note expenses	%	-0.84%
Change in valuation allowance	-11.98%	-25.77%
Start up costs	-%	8.06%
Other	0.16%	-1.20%
Earn out shares value adjustment	0.71%	3.60%
Warrant liability value adjustment	1.88%	-%
Success based fees	-%	2.78%
Stock based compensation	-11.81%	-2.37%
Sale of investments	0.19%	-%
Legal fees associated with stock issuance	-0.15%	-6.70%
Total	-	-

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows (in dollars):

	Year ended December 31, 2025	Year ended December 31, 2024

Statutory rate	$(3,301,963)	$(4,988,311)
State tax	-	(343,105)
SPAC exploration expenses	-	-
SAFE note expenses	-	200,550
Change in valuation allowance	1,884,111	6,122,057
Start up costs	-	(1,914,151)
Other	(25,490)	285,233
Earn out shares value adjustment	(110,880)	(856,002)
Warrant liability value adjustment	(295,932)	-
Success based fees	-	(661,500)
Stock based compensation	1,856,609	563,884
Sale of investments	(29,600)	-
Legal fees associated with stock issuance	23,145	1,591,345
Total	$-	$-